Leases - Schedule of Operating Lease Right-of-Use Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Right-of-Use Assets, Net [Abstract]
Operating lease right-of-use assets	$ 12,777,073	$ 10,393,154
Operating lease right-of-use assets -accumulated amortization	(7,015,897)	(4,971,918)
Operating lease right-of-use assets, net	5,761,176	5,421,236
Operating lease liabilities, current	2,328,227	2,060,022
Operating lease liabilities, non-current	3,974,560	3,911,466
Total operating lease liabilities	6,302,787	5,971,488
Operating leases cost excluding short-term rental expense	2,526,921	2,437,633	$ 2,529,180
Short-term lease cost	387,708	363,801	98,935
Total	$ 2,914,629	$ 2,801,434	$ 2,628,115